Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2010-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-28-2010	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		9/16/2010

2	Payment Date		9/20/2010

3	Collection Period	8/1/2010	8/28/2010	28

4	Monthly Interest Period - Actual/360	8/20/2010	9/19/2010	31

5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor

6	Class A-1 Notes	345,000,000.00	67,423,311.40	36,693,062.45	30,730,248.95	0.0890732
7	Class A-2 Notes	297,000,000.00	297,000,000.00	—	297,000,000.00	1.0000000
8	Class A-3 Notes	488,000,000.00	488,000,000.00	—	488,000,000.00	1.0000000
9	Class A-4 Notes	248,800,000.00	248,800,000.00	—	248,800,000.00	1.0000000

10	Total Securities	$1,378,800,000.00	$1,101,223,311.40	$36,693,062.45	$1,064,530,248.95

11	Overcollateralization	80,277,837.41	80,277,837.41		80,277,837.41

12	Adjusted Pool Balance	1,459,077,837.41	1,181,501,148.81	36,693,062.45	1,144,808,086.36

13	YSOC	$75,708,231.32	$58,081,615.29		$55,762,359.78

14	Net Pool Balance	$1,534,786,068.73	$1,239,582,764.10	$36,693,062.45	$1,200,570,446.14

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

15	Class A-1 Notes	0.2605%	15,124.36	0.2243194	36,708,186.81	544.4435470
16	Class A-2 Notes	0.6600%	163,350.00	0.5500000	163,350.00	0.5500000
17	Class A-3 Notes	1.3100%	532,733.33	1.0916667	532,733.33	1.0916667
18	Class A-4 Notes	2.1400%	443,693.33	1.7833333	443,693.33	1.7833333

	Total Securities		1,154,901.03		37,847,963.48

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	24,794,508.33
20	Scheduled Interest Payments Received	3,708,445.10
21	Prepayments of Principal Received	327,303.72
22	Liquidation Proceeds	12,987,470.35
23	Recoveries Received	566,422.61
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	42,384,150.11

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	779.40

28	Total Available Funds, prior to Servicer Advances	42,384,929.51

29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	42,384,929.51

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	42,384,929.51

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	1,032,985.64
35	Class A Noteholder Interest (Item 50)	1,154,901.03
36	Principal Distribution Amount (Item 75)	36,693,062.45
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	3,503,980.40

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	1,032,985.64	—	1,032,985.64
	Pro rata:
42	Class A-1 Interest	15,124.36	—	15,124.36
43	Class A-2 Interest	163,350.00	—	163,350.00
44	Class A-3 Interest	532,733.33	—	532,733.33
45	Class A-4 Interest	443,693.33	—	443,693.33
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	1,154,901.03	—	1,154,901.03

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance		1,181,501,148.81
52	Beginning Net Pool Balance	1,239,582,764.10
53	Receipts of Scheduled Principal	(24,794,508.33)
54	Receipts of Prepaid Principal	(327,303.72)
55	Liquidation Proceeds	(12,987,470.35)
56	Other Collections of Principal	—
57	Principal Amount of Repurchases	—
58	Principal Amount of Defaulted Receivables	(903,035.56)

59	Ending Net Pool Balance	1,200,570,446.14
60	Yield Supplement Overcollateralization Amount	55,762,359.78

61	Adjusted Pool Balance	1,144,808,086.36
62	Less: Adjusted Pool Balance — End of Collection Period		1,144,808,086.36

63	Calculated Principal Distribution Amount		36,693,062.45

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)		42,384,929.51
65	Less: Prior Advance Reimbursement (Item 33)		—
66	Less: Servicing Fees Paid (Item 34)		1,032,985.64
67	Less: Interest Paid to Noteholders (Item 35)		1,154,901.03
68	Less: Calculated Principal Distribution (Item 63)		36,693,062.45

69	Equals: Remaining Available Funds before Servicer Advance		3,503,980.40
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)		N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)		—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)		3,503,980.40
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)		—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)		—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)		36,693,062.45
	Reconciliation of Servicer Advance:

76	Beginning Balance of Servicer Advance		—
77	Less: Prior Advance Reimbursement		—
78	Plus: Additional Servicer Advances for Current Period		—

79	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,295,389.19, and (b) the aggregate note balance)	7,295,389.19
81	Initial Reserve Account Balance	1,459,077.84
82	Beginning Reserve Account Balance	7,295,389.19
83	Plus: Net Investment Income for the Collection Period	779.40

84	Subtotal: Reserve Fund Available for Distribution	7,296,168.59
85	Plus: Deposit of Excess Available Funds (Item 37)	—
86	Less: Reserve Account Draw Amount (Item 74)	—

87	Subtotal Reserve Account Balance	7,296,168.59
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)	779.40

89	Equals: Ending Reserve Account Balance	7,295,389.19

90	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

91	Net Pool Balance	1,534,786,069	1,200,570,446
92	Number of Current Contracts	68,438	62,594
93	Weighted Average Loan Rate	3.94%	3.90%
94	Average Remaining Term	54.3	47.6
95	Average Original Term	60.7	61.6
96	Monthly Prepayment Rate		0.97%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance

97	Aggregate Outstanding Principal Balance of Charged Off Receivables	38	903,035.56
98	Liquidation Proceeds on Related Vehicles		—
99	Recoveries Received on Receivables Previously Charged Off		566,423

100	Net Principal Losses for Current Collection Period	38	336,612.95

101	Beginning Net Principal Losses		232	3,998,514
102	Net Principal Losses for Current Collection Period		38	336,612.95

103	Cumulative Net Principal Losses		270	4,335,126.87

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,534,786,068.73)			0.28%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance

105	Current	99.33%	62,230	1,192,538,321.54
106	31 - 60 Days Delinquent	0.54%	294	6,434,911.08
107	61 - 90 Days Delinquent	0.13%	70	1,597,213.52

108	Total	100.00%	62,594	1,200,570,446.14

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month